Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 59,864	€ 56,299
Additions	8,702	7,999
Depreciation capitalized	267	288
Depreciation	(5,969)	(6,300)
Impairment	(1,738)	(3,136)
Reversals	205	303
Write-off	(16)	(422)
Currency translation differences	(5,493)	2,774
Initial recognition and changes in estimates	279	97
Changes in the scope of consolidation	(209)
Changes in the scope of consolidation - included entities		2,586
Changes in the scope of consolidation - excluded entities		(1,351)
Other changes	(5,356)	727
Property, plant and equipment - end of the year	50,536	59,864
Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,142	1,111
Additions	24	31
Depreciation	(60)	(57)
Impairment	(10)	(9)
Currency translation differences	(2)	1
Initial recognition and changes in estimates	(2)
Changes in the scope of consolidation	10
Changes in the scope of consolidation - included entities		12
Changes in the scope of consolidation - excluded entities		(1)
Transfers	40	47
Other changes	(5)	7
Property, plant and equipment - end of the year	1,137	1,142
E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	38,229	37,421
Additions	70	20
Depreciation	(5,295)	(5,668)
Impairment	(822)	(1,705)
Reversals	30	107
Write-off		(1)
Currency translation differences	(4,092)	2,071
Initial recognition and changes in estimates	75	35
Changes in the scope of consolidation - included entities		1,314
Changes in the scope of consolidation - excluded entities		(822)
Transfers	7,382	6,865
Other changes	(2,023)	(1,408)
Property, plant and equipment - end of the year	33,554	38,229
Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,491	4,588
Additions	532	255
Depreciation	(614)	(575)
Impairment	(225)	(371)
Reversals	109	92
Write-off	(1)	(1)
Currency translation differences	(132)	49
Initial recognition and changes in estimates	11	6
Changes in the scope of consolidation	5
Changes in the scope of consolidation - included entities		3
Changes in the scope of consolidation - excluded entities		(17)
Transfers	815	566
Other changes	(317)	(104)
Property, plant and equipment - end of the year	4,674	4,491
E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,742	1,568
Additions	384	419
Depreciation capitalized	8	28
Write-off	(13)	(414)
Currency translation differences	(178)	91
Initial recognition and changes in estimates	(8)	(4)
Changes in the scope of consolidation - included entities		97
Changes in the scope of consolidation - excluded entities		(25)
Transfers	(128)	(6)
Other changes	(258)	(12)
Property, plant and equipment - end of the year	1,549	1,742
E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	11,296	9,682
Additions	6,080	5,546
Depreciation capitalized	259	260
Impairment	(307)	(669)
Reversals	24	74
Write-off		(5)
Currency translation differences	(1,065)	554
Initial recognition and changes in estimates	174	62
Changes in the scope of consolidation - included entities		1,090
Changes in the scope of consolidation - excluded entities		(486)
Transfers	(7,254)	(6,859)
Other changes	(3,261)	2,047
Property, plant and equipment - end of the year	5,946	11,296
Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,964	1,929
Additions	1,612	1,728
Impairment	(374)	(382)
Reversals	42	30
Write-off	(2)	(1)
Currency translation differences	(24)	8
Initial recognition and changes in estimates	29	(2)
Changes in the scope of consolidation	(224)
Changes in the scope of consolidation - included entities		70
Transfers	(855)	(613)
Other changes	508	197
Property, plant and equipment - end of the year	3,676	2,964
Gross carrying amount
Property, plant and equipment
Property, plant and equipment - beginning of the year	198,576
Property, plant and equipment - end of the year	169,192	198,576
Gross carrying amount | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,412
Property, plant and equipment - end of the year	4,444	4,412
Gross carrying amount | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	139,117
Property, plant and equipment - end of the year	115,147	139,117
Gross carrying amount | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	33,226
Property, plant and equipment - end of the year	33,421	33,226
Gross carrying amount | E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,742
Property, plant and equipment - end of the year	1,549	1,742
Gross carrying amount | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	14,589
Property, plant and equipment - end of the year	8,355	14,589
Gross carrying amount | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	5,490
Property, plant and equipment - end of the year	6,276	5,490
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment - beginning of the year	(138,712)
Property, plant and equipment - end of the year	(118,656)	(138,712)
Accumulated depreciation, amortisation and impairment | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,270)
Property, plant and equipment - end of the year	(3,307)	(3,270)
Accumulated depreciation, amortisation and impairment | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(100,888)
Property, plant and equipment - end of the year	(81,593)	(100,888)
Accumulated depreciation, amortisation and impairment | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(28,735)
Property, plant and equipment - end of the year	(28,747)	(28,735)
Accumulated depreciation, amortisation and impairment | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,293)
Property, plant and equipment - end of the year	(2,409)	(3,293)
Accumulated depreciation, amortisation and impairment | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	(2,526)
Property, plant and equipment - end of the year	€ (2,600)	€ (2,526)